Interests in Joint Ventures	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Interests in joint ventures
16.	INTERESTS IN JOINT VENTURES

	2022	2023
	US$	US$
Cost of investments in joint ventures	—	68,317
Share of post-acquisition losses and other comprehensive expense	—	(485)
Exchange realignment	—	(86)

	—	67,746
Due from joint ventures	—	30,346

	—	98,092

Amounts due from joint ventures are unsecured, interest-free and repayable on dem
and
.
Details of material joint ventures as at April 30, 2023 are as follo ws:

Name	Place of incorporation	Percentage of ownership interest held by the Company	Principal activity
DHI Holdings (S) Pte Ltd.	Singapore	51%	Hotel operations, hospitality and VIP services in Singapore

The following table illustrates the summarised financial information in respect of the joint ventures adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:

As of April 30, 2023
US$
Total assets	359,533
Total liabilities	(226,698)

Net assets	132,835
Proportion of the Group’s ownership	51%

Group’s share of net assets of joint ventures	67,746
Due from joint ventures	30,346

Interests in joint ventures	98,092

Addition information of the joint ventures
Cash and cash equivalents	16,009
Amounts due to shareholders	(57,914)
Bank borrowings	(162,257)

February 6, 2023 to April 30, 2023
US$
Revenue	6,100

Loss for the period	(785)
Other comprehensive expense for the period	(165)

Total comprehensive expense for the period	(950)

Addition information of the joint ventures
Depreciation of property, plant and equipment	2,378
Interest expenses	2,722